Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Business Combination Disclosure [Text Block]
3.	Acquisitions

2016
acquisitions:
The Company acquired controlling interests in
thirteen
businesses,
five
in the FirstService Residential segment and
eight
in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired regional firms operating in California, South Carolina, Maryland and Massachusetts. In the FirstService Brands segment, the Company acquired three
California Closets franchises operating in California, Washington DC, and Ontario, and three
Paul Davis Restoration franchises operating in Florida, Connecticut, and Wisconsin, all six
of which will be operated as company-owned locations. In the FirstService Brands segment, the Company also acquired Century Fire Protection and Advanced Fire, full-service fire protection firms, headquartered in Atlanta, Georgia, and Fort Lauderdale, Florida, respectively.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$40,022
Long-term assets	10,282
Current liabilities	(19,299)
Long-term liabilities	(556)
Deferred Tax Liabilities	(14,646)
Redeemable non-controlling interest	(10,612)
$5,191

Note consideration	$(3,434)
Cash consideration, net of cash acquired of $5,002	(90,852)
Acquisition date fair value of contingent consideration	(9,998)
Total purchase consideration	$(104,284)

Acquired intangible assets	$54,438
Goodwill	$44,655

2015
acquisitions:
The Company acquired controlling interests in
nine
businesses,
seven
in the FirstService Residential segment and
two
in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired controlling interests in firms operating in Texas, California, New York, Florida, Nevada and British Columbia. In the FirstService Brands segment, the Company acquired a Paul Davis Restoration franchise in Pennsylvania, as well as a California Closets franchise in Colorado, both of which will be operated as Company-owned locations.

Details of these acquisitions are as follows:

Aggregate
Acquisitions

Current assets	$2,502
Non-current assets	2,000
Current liabilities	(1,689)
Long-term liabilities	(64)
Redeemable non-controlling interest	(1,696)
$1,053

Cash consideration, net of cash acquired of $175	$(12,340)
Acquisition date fair value of contingent consideration	(4,544)
Total purchase consideration	$(16,884)

Acquired intangible assets	$8,891
Goodwill	$6,940

“Acquisition-related items” included both transaction costs and contingent acquisition consideration fair value adjustments. Acquisition-related transaction costs for the year ended
December
31,
2016
totaled
$682
(2015
-
$354),
offset by a recovery of
$621
related to contingent acquisition consideration fair value adjustments
(2015
– expense of
$54).

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For acquisitions completed during the year ended
December
31,
2016,
goodwill in the amount of
$7,511
is deductible for income tax purposes
(2015
-
$6,753).

The Company typically structures its business acquisitions to include contingent consideration. Vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one
- to
two
-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

The fair value of the contingent consideration liability recorded on the consolidated balance sheet as at
December
31,
2016
was
$10,442
(see note
15).
The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from
$10,207
to a maximum of
$12,008.
These contingencies will expire during the period extending to
December
2018.
During the year ended
December
31,
2016,
$2,490
was paid with reference to such contingent consideration
(2015
-
$7,172).

The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not include any revenues or expenses related to these acquisitions prior to their respective closing dates. The consideration for the acquisitions during the year ended
December
31,
2016
was financed from borrowings on the Company’s revolving credit facility and cash on hand.

The amounts of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended
December
31,
2016,
and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been
January
1,
2015,
are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2016	$128,244	$2,375
Supplemental pro forma for 2016 (unaudited)	1,568,434	57,053
Supplemental pro forma for 2015 (unaudited)	1,475,739	44,047

Supplemental pro forma results were adjusted for non-recurring items.